Regulatory Requirements (Tables)	6 Months Ended
Sep. 30, 2024
Regulatory Requirements [Abstract]
Schedule of Capital Requirements	Capital requirements as of September 30, 2024:
	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$386,135	$10,387,808	$10,001,673	2,690%
Zhong Yang Capital Limited	386,135	674,192	288,057	175%
Total	$772,270	$11,062,000	$10,289,730	1,432%
Capital requirements as of March 31, 2024:
	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,342	$1,273,900	$890,558	332%
Zhong Yang Capital Limited	383,342	636,850	253,508	166%
Total	$766,684	$1,910,750	$1,144,066	249%